RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of related party transactions [Abstract]
Salaries and other short-term employee benefits	$ 7.6	$ 8.4
Post-employment benefits – defined benefit plans	4.4	2.2
Share-based payments expense	1.7	6.6
Key management personnel compensation	13.7	17.2
Compensation earned by non-employee directors	$ 2.9	$ 2.4